                        GARTMORE VARIABLE INSURANCE TRUST

                       Gartmore GVIT Emerging Markets Fund
                     Gartmore GVIT International Growth Fund

                      Supplement dated June 16, 2006 to the
                          Prospectus dated May 1, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

Effective  June  12,  2006,   Christopher  Palmer  replaced  Philip  Ehrmann  as
co-portfolio manager of the Gartmore GVIT Emerging Markets Fund. Peter Dalgliesh
will  continue to co-manage  the Fund.  As a result of this change,  the section titled  "Gartmore GVIT Emerging  Markets Fund" under  "Portfolio  Management" on page 13 has been restated in its entirety as follows:

     Gartmore GVIT Emerging Markets Fund

     Christopher Palmer, CFA, and Peter Dalgliesh of the Global Emerging Markets
     team are the  co-portfolio  managers of the Fund.  They are responsible for the day-to-day  management of the Fund,  including  selection of the Fund's investments.

     Mr. Palmer has been with GGP for 11 years and has  extensive  experience in
     Emerging Markets, Latin America, and hedge fund investments, including five years managing AlphaGen hedge funds. He previously co-managed the Fund from its inception in August 2000 through  February 2004.  Mr. Palmer  graduated from the  Colgate  University  in 1986.  In 1988,  he  completed  an MBA in
     Finance at New York  University.  He also co-manages the Gartmore  Emerging
     Markets Fund and the Gartmore GVIT Developing Markets Fund.

     Mr.  Dalgliesh  joined  GGP as an  investment  manager on the  Pacific  and
     Emerging  Markets  Equity  Team in March 2002.  Previously,  he spent seven years at Jupiter Asset  Management where he was an Asia Pacific Equity Fund manager.  He also  co-manages  the Gartmore  Emerging  Markets Fund and the
     Gartmore GVIT Developing Markets Fund.

     PS-GVINT-1 6/06